Business combinations - Recognised for the assets acquired and the liabilities (Details) - Invercolsa [member] $ in Millions	Dec. 31, 2019 COP ($)
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Cash and cash equivalent	$ 20,530
Current accounts receivable	195,225
Inventories	19,576
Current tax assets	10,704
Other assets	2,810
Investments in associates (1)	1,824,552
Trade accounts and other accounts receivables	52,820
Property, plant and equipment 14	1,338,947
Deferred tax assets	9,623
Other assets	807
Current loans and borrowings	(137,683)
Trade accounts and other accounts payable	(58,423)
Current provisions for employee benefits	(7,003)
Current tax liabilities	(23,597)
Provisions and contingencies	(8,576)
Other liabilities	(13,650)
Non - Current loans and borrowings	(186,923)
Deferred tax liabilities	(107,629)
Total net assets (2)	$ 2,932,110